Shareholder Report, Average Annual Return (Details)		12 Months Ended	48 Months Ended		60 Months Ended	91 Months Ended		93 Months Ended	107 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024 [3]	Oct. 31, 2024 [7]	Oct. 31, 2024
American Funds Global Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	14.17%			4.64%					4.27%
American Funds Global Balanced Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	19.24%			5.10%					4.25%
American Funds Global Balanced Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	18.41%			5.61%	5.68%	[2]
American Funds Global Balanced Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class F-1
Average Annual Return, Percent	[1]	21.12%			5.84%					4.84%
American Funds Global Balanced Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class F-2
Average Annual Return, Percent	[1]	21.43%			6.13%					5.13%
American Funds Global Balanced Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class F-3
Average Annual Return, Percent	[1]	21.54%			6.25%			6.28%
American Funds Global Balanced Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	16.87%			5.11%					4.47%
American Funds Global Balanced Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	19.21%			5.06%					4.43%
American Funds Global Balanced Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-E
Average Annual Return, Percent	[1]	20.82%			5.62%					4.60%
American Funds Global Balanced Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	18.40%			5.56%	5.63%	[4]
American Funds Global Balanced Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-F-1
Average Annual Return, Percent	[1]	21.31%			6.05%					5.05%
American Funds Global Balanced Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-F-2
Average Annual Return, Percent	[1]	21.45%	6.77%	[5]
American Funds Global Balanced Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-F-3
Average Annual Return, Percent	[1]	21.46%	6.81%	[6]
American Funds Global Balanced Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class R-1
Average Annual Return, Percent	[1]	20.29%			5.11%					4.12%
American Funds Global Balanced Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class R-2
Average Annual Return, Percent	[1]	20.26%			5.11%					4.10%
American Funds Global Balanced Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class R-2E
Average Annual Return, Percent	[1]	20.57%			5.39%					4.46%
American Funds Global Balanced Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class R-3
Average Annual Return, Percent	[1]	20.79%			5.57%					4.57%
American Funds Global Balanced Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class R-4
Average Annual Return, Percent	[1]	21.14%			5.88%					4.87%
American Funds Global Balanced Fund - Class R - 5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class R-5E
Average Annual Return, Percent	[1]	21.37%			6.09%				6.05%
American Funds Global Balanced Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class R-5
Average Annual Return, Percent	[1]	21.51%			6.19%					5.18%
American Funds Global Balanced Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class R-6
Average Annual Return, Percent	[1]	21.55%			6.25%					5.24%
Without Sales Load [Member] | American Funds Global Balanced Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	21.16%			5.89%					4.89%
Without Sales Load [Member] | American Funds Global Balanced Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	20.24%			5.10%					4.25%
Without Sales Load [Member] | American Funds Global Balanced Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	21.44%			6.15%	6.03%	[2]
Without Sales Load [Member] | American Funds Global Balanced Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	21.10%			5.86%					4.84%
Without Sales Load [Member] | American Funds Global Balanced Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	20.21%			5.06%					4.43%
Without Sales Load [Member] | American Funds Global Balanced Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Balanced Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	21.42%			6.10%	5.98%	[4]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[8]	32.79%	12.68%	[5],[6]	11.08%	10.49%	[2],[4]	10.65%	10.19%	9.06%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index
Average Annual Return, Percent	[8]	23.06%	6.13%	[5],[6]	6.05%	6.54%	[2],[4]	6.71%	6.53%	5.65%
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		60%/40% MSCI All Country World Index/Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent	[8]	23.24%	7.36%	[5],[6]	6.94%	7.21%	[2],[4]	7.35%	7.12%	6.47%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[8]	9.54%	(3.37%)	[5],[6]	(1.64%)	0.35%	[2],[4]	0.53%	0.77%	0.23%
Bloomberg Global Aggregate (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate (USD Hedged) Index
Average Annual Return, Percent	[8]	9.92%	(0.65%)	[5],[6]	0.33%	1.85%	[2],[4]	1.96%	2.07%	2.12%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI or Bloomberg Index Services Ltd.